Accounting Policies, by Policy (Policies)	12 Months Ended
Aug. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, the useful lives of property and equipment, valuation allowance for deferred tax, incremental borrowing rate for leases, allowance for current expected credit losses and uncertain tax position. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements.

Functional Currency and Foreign Currency Translation and transaction

Functional Currency and Foreign Currency Translation and Transaction

The functional currency of the Group and its subsidiaries is Hong Kong Dollars. The Group’s consolidated financial statements are reported using the United States Dollars (“US$” or “$”). Foreign currency transaction gains and losses are recognized upon settlement of foreign currency transactions. In addition, for unsettled foreign currency transactions, foreign currency transaction gains and losses are recognized for changes between the transaction exchange rates and month-end exchange rates. Foreign currency transaction gains and losses are included in other (expense) income, net, in the accompanying consolidated statements of operations and comprehensive income in the period incurred.

The exchange rates used to translate amounts in Hong Kong Dollars into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:-

		2025		2024		2023
Balance sheet items, except for equity accounts	US$	1 = HK$7.8059	US$	1 = HK$7.7975	US$	1 = HK$7.8425
Items in statements of income and cash flows	US$	1 = HK$7.7962	US$	1 = HK$7.8173	US$	1 = HK$7.8356

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	—	Quoted prices in active markets for identical assets and liabilities.

Level 2	—	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Group considers the carrying amount of its financial assets and liabilities, which consist primarily of bank balances, accounts receivable, net, refundable rental deposit and other receivables, short-term investment, accounts payable, other payables, amounts due to directors, amount due to a related party and bank borrowings approximate the fair value of the respective assets and liabilities as of August 31, 2025 and 2024 due to their short-term nature. The carrying amount of the Group’s operating lease liabilities is considered to approximate their fair value as of August 31, 2025 and 2024 due to the borrowings’ terms and interest rates being consistent with current market conditions, and the absence of significant prepayment penalties or embedded derivatives.

The Group’s short-term investments are measured at fair value on a recurring basis. Short-term investments are publicly traded money market funds. The valuation for the Level 1 position is based on quoted prices in active markets. The following table presents information about the Group’s short-term investments that are measured at fair value on a recurring basis as of August 31, 2025 and indicates the fair value hierarchy of the valuation techniques the Group utilized to determine such fair value. The valuation techniques are based on the fair value measurement on a recurring basis of the short-term investments.

As of August 31, 2025	Total	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant other unobservable inputs (level 3)
Publicly traded money market funds	$316,689	$316,689	$—	$—

The Group had no transfers between levels during any of the periods presented. The Group did not have any instruments that were measured at fair value on a recurring or non-recurring basis as of August 31, 2025 and 2024.

Cash and cash equivalents

Cash and cash equivalents

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks that can be added or withdrawn without limitation. The Group maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of approximately $102,597 (HK$800,000). Cash balances in bank accounts in Hong Kong are not otherwise insured by the Federal Deposit Insurance Corporation or other programs. As of August 31, 2025 and 2024, the Group has cash on hand amounted of $24,227 and $20,267, respectively, and bank balance amounted of $3,345,420 and $2,915,704, respectively.

Accounts receivable, net

Accounts receivable, net

Accounts receivable, net are recognized and carried at original invoiced amount less allowance for current expected credit losses (“CECL”). Accounts receivable, net are mainly represented by credit card receivables, which are collected in short period of time. The Group reviews the collectability of its receivables on an on-going basis, and has not provided for an allowance as it considers all of the counterparties historically and will be able to meet their obligations for the years ended August 31, 2025, 2024 and 2023.

Prepaid expenses, rental deposits and other receivables

Prepaid expenses, rental deposits and other receivables

Prepaid expenses, rental deposits and other receivables represent advance payments made to the service providers for future services. Prepaid expenses, rental deposits and other receivables are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Group considers the assets to be impaired if the realizability of the prepayments becomes doubtful. For the years ended August 31, 2025, 2024 and 2023, there was no impairment recorded as the Group considers all of the prepayments fully realizable.

Allowance for current expected credit losses

Allowance for current expected credit losses

Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit losses methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

Short-term investment

Short-term investment

Short-term investment is mainly comprised of equity investment in publicly traded money market funds in Hong Kong.

Equity investments in publicly traded money market funds are reported at fair value as equity investment with readily determinable fair value. Realized and unrealized gains and losses from fair value changes for the year ended August 31, 2025 are recognized in other (expense) income in the consolidated statements of operations and comprehensive (loss) income.

Inventories, net

Inventories, net

Inventories, net consist of food and beverages and are recorded at the lower of cost or net realizable value. Cost is determined by the first-in, first-out method. Any unusable or spoiled inventory is written off when identified.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost net of accumulated depreciation and impairment losses. Depreciation is provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows:

Classification	Estimated useful life
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets
Computer	3 years
Furniture, fixture and equipment	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized.

Leases as lessee

Leases as lessee

Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group has no finance leases.

Under ASC 842, the Group determines if an arrangement is a lease at inception. Operating lease right-of-use assets and operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement. The operating lease right-of-use asset also includes any lease payments made prior to lease commencement and the initial direct costs incurred by the lessee and is recorded net of any lease incentives received. As the interest rates implicit in most of the leases are not readily determinable, the Group uses the incremental borrowing rates based on the information available at lease commencement to determine the present value of the future lease payments. Operating lease expenses are recognized on a straight-line basis over the term of the lease.

Payments associated with short-term leases are recognized on a straight-line basis as an expense. Short-term leases are leases with a lease term of 12 months or less from the commencement date and do not contain a purchase option. The Group has elected not to recognize right-of-use asset and lease obligations for its short-term leases, which are defined as leases with an initial term of 12 months or less.

Deferred offering costs

Deferred offering costs

Deferred offering costs primarily consist of legal costs, registration fees and other professional costs. These costs that are incremental costs directly attributable to the initial public offering are deferred and will be charged to stockholder’s equity against the gross proceeds of the initial public offering at completion.

Long-term rental and utility deposits and other deposits

Long-term rental and utility deposits and other deposits

Long-term rental and utility deposits represent security payments made to lessors and utility service providers for the Group’s lease agreements entered. The Group made such security payments upon the commencement of the original lease agreements. The security deposit will be refunded to the Group upon the termination or expiration of the lease agreements as well as the delivery of the vacant leased properties to the lessors by the Group.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, representing property and equipment with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Group will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the year ended August 31, 2025, 2024 and 2023, no impairment of long-lived assets was recognized.

Related parties	Related parties The Group adopted ASC Topic 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Accounts payable	Accounts payable Accounts payable represent trade payables to vendors with normal credit terms of 7-25 days from month-ended invoicing.
Accrued expenses and other payables	Accrued expenses and other payables Accrued expenses and other payables primarily include accrued salary and employee benefits, accrued expenses for the operation in the ordinary course of business.
Bank borrowings

Bank borrowings

Borrowings are initially recognized at fair value, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Revenue recognition — food and beverages

Revenue recognition — food and beverages

The Group recognizes revenue from providing food and beverage to customers in accordance with ASC Topic 606, Revenue from Contracts with Customers.

The core principle underlying ASC 606 is that the Group will recognize revenue to represent the transfer of goods to customers in an amount that reflects the consideration to which the Group expects to be entitled to receive in exchange for those goods recognized as performance obligations are satisfied. In accordance with ASC 606, revenues are recognized when the Group satisfies the performance obligations by delivering the promised goods to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contracts

Step 5: Recognize revenue when the Group satisfies a performance obligation

This will require the Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods transfers to a customer.

The Group primarily generates revenue from the operation of hotpot restaurants which provide food and beverage to customers. The Group recognizes revenue when payment is tendered at the point of sale as the performance obligation has been satisfied. The single performance obligation is satisfied at a point in time when the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Group is assured that funds have been or will be collected from the customer, i.e., customers settled the amount by cash, credit card or electronic payment. The transaction price is clearly identifiable on the food menu and revenue is recognized net of discounts and incentives collected from customers. The Group has no obligations for returns, refunds or similar obligations with customers.

Cost of revenues

Cost of revenues

Cost of revenues consists of cost directly related to revenue generating activities, which primarily includes food and beverages costs, operating expenses for the hotpot restaurants, personnel-related compensation expenses, including salaries and related retirement benefit for operations personnel, and other cost directly linked to the revenue.

Employee benefit plan

Employee benefit plan

Payments to the Mandatory Provident Fund Scheme (“MPF scheme”) under the Hong Kong Mandatory Provident Fund Schemes Ordinance are recognized as an expense when employees have rendered service entitling them to the contributions. An employer is required to make regular mandatory contributions of at least 5% of the employee’s monthly income and $192 (HK$1,500) of the employee’s monthly income over $3,848 (HK$30,000).

In June 2022, the Hong Kong Government gazetted the Mandatory Provident Fund Schemes (Amendment) Ordinance 2021 (the “Amendment Ordinance”), which will eventually abolish the statutory right of an employer to reduce its long service payment payable to a Hong Kong employee by drawing on its mandatory contributions to the MPF scheme. The abolition will officially take effect on the Transition Date (i.e. May 1, 2025). Separately, the Government of the HKSAR is also expected to introduce a subsidy scheme to assist employers for a period of 25 years after the Transition Date on the LSP payable by employers up to a certain amount per employee per year.

Among other things, once the abolition of the offsetting mechanism takes effect, an employer can no longer use any of the accrued benefits derived from its mandatory MPF contributions (irrespective of the contributions made before, on or after the Transition Date) to reduce the long service payment in respect of an employee’s service from the Transition Date. However, where an employee’s employment commenced before the Transition Date, the employer can continue to use the above accrued benefits to reduce the long service payment in respect of the employee’s service up to that date; in addition, the long service payment in respect of the service before the Transition Date will be calculated based on the employee’s monthly salary immediately before the Transition Date and the years of service up to that date.

Under the Amendment Ordinance, the Group’s mandatory MPF contributions, plus/minus any positive/negative returns, after the Transition Date can continue to be applied to offset the pre-Transition Date LSP obligation but are not eligible to offset the post-Transition Date LSP obligation. Furthermore, the LSP obligation before the Transition Date will be grandfathered and calculated based on the last monthly wages immediately preceding the Transition Date and the years of service up to that date.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses primarily consist of advertising and sponsorship expenses. During the years ended August 31, 2025, 2024 and 2023, the Group recognized advertising expenses of $158,721, $149,571 and $463,796, respectively, for web advertising and marketing campaigns to promote brand image and awareness.

Other General and administrative expenses

Other general and administrative expenses

General and administrative expenses primarily consist of personnel-related compensation expenses, including salaries and related retirement benefits for management and administrative personnel, operating expenses for office space, depreciation for property and equipment used in office space, professional services fees and other miscellaneous administrative expenses.

Interest income

Interest income

Interest income is mainly generated from savings and time deposits which are less than one year, and is recognized on an accrual basis using the effective interest method. Interest income receives from banks on a monthly basis.

Government subsidies

Government subsidies

Government subsidies are recognized as income in other income, net or as a reduction of specific costs and expenses for which the subsidies are intended to compensate. Such amounts are recognized in the consolidated statements of income and comprehensive income upon receipt and when all conditions attached to the grants, such as companies are required to stay in the same level of employment, are fulfilled. Such subsidies are presented under other income. During the years ended August 31, 2025, 2024 and 2023, the Group recognized government subsidies of $nil, $nil and $5,513, respectively, in the other (expense) income of consolidated statements of operations and comprehensive income.

Interest Expenses	Interest expenses Interest expenses represent bank borrowings interest for supporting general business operation.
Income taxes

Income taxes

The Group accounts for income taxes pursuant to ASC Topic 740, Income Taxes (“ASC 740”). Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and the expected future tax benefit to be derived from tax losses and tax benefit carry-forwards. ASC 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carry-forwards, is dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Group adopted ASC 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, and prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

The Group’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income taxes.

Comprehensive (loss) income

Comprehensive (loss) income

The Group presents comprehensive income in accordance with ASC Topic 220, Comprehensive Income, (“ASC 220”). ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that are recorded as an element of stockholders’ equity but are excluded from net income. Other comprehensive (loss) income consists of a foreign currency translation adjustment resulting from the Group translating its financial statements from functional currency into reporting currency.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter. As of August 31, 2025 and 2024, the Group had no such potential material loss contingency. For other commitments and contingencies, please refer to Notes 10 and 12 for more details.

(Loss) earnings per share

(Loss) earnings per share

The Group computes (loss) earnings per share (“EPS”) in accordance with ASC Topic 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g. convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended August 31, 2025, 2024 and 2023, there were no dilutive shares.

Recently issued accounting pronouncements

Recently adopted accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies and adopted by the Group as of the specified effective date. Unless otherwise discussed, the Group believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources.

The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. This new ASU addresses only disclosures, but did not have any material effects on its financial condition, results of operations or cash flows. Management considers that this guidance does not have a material impact to the disclosure of the Group’s consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted.

In November 2024, the FASB issued ASU no. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40). The amendments in this update enhance disclosures about a public business entity’s expense and provide more detailed information about the types of expenses included in certain notes in the consolidated financial statements. ASU no. 2024-03 is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption permitted. The amendments may be applied prospectively to reporting periods after the effective date or retrospectively to all periods presented in the consolidated financial statements.

Except as mentioned above, the Group’s management is currently evaluating any new disclosures that may be required upon adoption of the above ASU. The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, statements of (loss) income and comprehensive income and statements of cash flows.